Debt - Other (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2020
Debt
Total debt	$ 377,197	$ 295,219	$ 288,618
Unamortized debt costs	(4,125)	(4,910)	(4,800)
Current maturities of long-term debt	(8,157)	(8,735)	(6,108)
Short-term debt	(67,871)	(4,510)	(6,447)
Long-term debt, net	297,044	277,064	271,263
Term loan
Debt
Total debt	232,961	235,668	238,990
ABL facility
Debt
Total debt	72,842	51,890	39,757
International trade finance lines
Debt
Total debt	67,871	4,510	6,447
International notes payable
Debt
Total debt	3,516	3,126	3,321
Other loans
Debt
Total debt	$ 7	$ 25	$ 103